Taxation - Reconciliation of Difference Between the PRC Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
PRC Statutory tax rate	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries	(21.00%)	(23.00%)	(3.00%)
Permanent book - tax difference	(2.00%)	(1.00%)	(5.00%)
Additional deduction for research and development expenditures	3.00%	1.00%	2.00%
Changes in valuation allowance	(6.00%)	(2.00%)	(16.00%)
Effective tax rate	(1.00%)	0.00%	3.00%